Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable
(4)	Notes Payable

Notes payable consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Term A-1 Loan, interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00% at December 31, 2010	$3,000	—
Term A-2 Loan, interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50% at December 31, 2010 and LIBOR +5.50%, which was 7.75% at December 31, 2011	44,133	33,185
Term B Loan, interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75% at December 31, 2010, and LIBOR + 11.75%, which was 14.00% at December 31, 2011	62,000	62,000

The Term A-1 Loan, Term A-2 Loan, and the Term B Loan are subject to Amendment No. 5 to Amended and Restated Credit Agreement dated June 25, 2010, Waiver and Amendment No. 4 to Amended and Restated Credit Agreement dated June 9, 2009, Waiver and Amendment No. 3 to Amended and Restated Credit Agreement dated June 10, 2008, Waiver and Amendment No. 2 to Amended and Restated Credit Agreement dated June 25, 2007, Consent, Waiver, and Amendment No. 1 to Amended and Restated Credit Agreement dated April 28, 2006, and to the Amended and Restated Credit Agreement dated February 4, 2005, secured by all assets and liabilities

	109,133	95,185

Less current portion	(12,500)	(8,134)

	$96,633	87,051

The maturities of the notes outstanding as of December 31, 2011 are as follows (in thousands):

2012	$95,185

Total	$95,185

See revised maturities table at Note 12 for debt recapitalization that occurred subsequent to year end.

Principal and interest payments are due and paid periodically in accordance with the note terms. The Term A-2 Note and the Term B Note are held by a number of lenders, some of whom are also minority shareholders of the Company and therefore are related parties.

On June 25, 2010, the Company entered into Amendment No. 5 to Amended and Restated Credit Agreement (Fifth Amendment). As part of the Fifth Amendment, the existing Term A Loan was replaced by new Term A-1 and Term A-2 loans in the amount of $10.5 million and $44.1 million, respectively. The final maturity of Term A-1 is February 2011, and the final maturity of Term A-2 is March 2012. In addition, the Term-B loan amount was reset to $62.0 million, with a final maturity of September 2012. Fees associated with the Fifth Amendment of $1,172,000 were capitalized, and are being amortized to interest expense over the lives of the respective loans along with existing fees at June 25, 2010 of $1,501,000.

On June 9, 2009, the Company entered into a Waiver and Amendment No. 4 to Amended and Restated Credit Agreement (Fourth Amendment) in which certain restrictive covenants were amended or waived through February 4, 2011.

Fees associated with the Fourth Amendment totaling $1,023,000 were capitalized and were expensed over the amendment period up to the signing of the Fifth Amendment on June 25, 2010, after which they have been expensed over the lives of the loans as laid out in the Fifth Amendment. These fees were paid in cash.

On June 10, 2008, the Company entered into a Waiver and Amendment No. 3 to Amended and Restated Credit Agreement (Third Amendment) in which certain restrictive covenants were amended or waived. The Third Amendment called for the Company to refinance its debt by June 15, 2009 in which case it would not be required to pay-in-kind (by addition to the principal of the outstanding term loans) to the lenders an additional amendment fee of $3,000,000. The Company did not refinance its debt by the June 15, 2009 date, and as a consequence, $1,100,000 was added to the principal balance of the Term A loan, and $1,900,000 was added to the principal balance of the Term B loan. The $3,000,000 fee was being expensed over the period June 15, 2009 – February 4, 2011 up to the signing of the Fifth Amendment on June 25, 2010, after which it has been expensed over the lives of the loans as laid out in the Fifth Amendment.

The February 4, 2005, Amended and Restated Credit Agreement contains certain restrictive financial covenants, which require, among other things, that the Company meet a minimum fixed charge coverage ratio, minimum interest coverage ratio, maximum total debt to EBITDA ratio, and maximum capital expenditures limit. The Fifth Amendment amended certain of these financial covenants for the period June 25, 2010 through September 30, 2012, while the Fourth Amendment amended certain of these financial covenants for the period June 9, 2009 through February 4, 2011.

The Company has a line of credit subject to the terms of the Fifth Amendment, the Fourth Amendment, the Third Amendment, the Second Amendment, and the February 4, 2005 Amended and Restated Credit Agreement. Under the terms of the agreements, borrowings may not exceed $10 million at December 31, 2011 and 2010. Borrowings accrue interest at Prime (subject, under the Fifth Amendment, to a floor equal to the greatest of the Prime Rate per The Wall Street Journal, the Federal Funds Rate +0.50%, or 3.00%) + 2.75% or LIBOR (subject, under the Fifth Amendment, to a floor of 2.00%) + 3.75%, which was 6.00% at December 31, 2011, and at Prime + 2.75% or LIBOR + 3.75%, which was 5.75% at December 31, 2010. The line expires March 30, 2012. Borrowings under this line of credit at December 31, 2011 and 2010 were $8,198,000. In addition, the Company has letters of credit outstanding in the amount of $1,400,000 and $1,410,000 that are secured by the line of credit, leaving remaining borrowing capacity under the line of credit of $402,000 and $392,000 at December 31, 2011 and 2010, respectively.